Consolidated Statement of Profit or Loss - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	₺ 59,553,328	₺ 68,529,071	₺ 67,493,415
Revenue from financial services	1,990,946	2,031,925	2,009,350
Total revenue	61,544,274	70,560,996	69,502,765
Cost of revenue	(52,212,151)	(54,967,829)	(52,675,921)
Cost of revenue from financial services	(801,254)	(608,646)	(435,772)
Total cost of revenue	(53,013,405)	(55,576,475)	(53,111,693)
Gross profit	7,341,177	13,561,242	14,817,494
Gross profit from financial services	1,189,692	1,423,279	1,573,578
Total gross profit	8,530,869	14,984,521	16,391,072
Other income	231,013	227,604	140,944
Selling and marketing expenses	(3,057,248)	(3,465,522)	(3,260,309)
Administrative expenses	(1,722,538)	(1,769,939)	(1,776,142)
Net impairment losses on financial and contract assets	(408,705)	(522,502)	(845,751)
Other expenses	(902,726)	(1,234,219)	(1,657,083)
Operating profit	2,670,665	8,219,943	8,992,731
Finance income	2,488,913	7,020,529	5,266,058
Finance costs	(7,630,882)	(13,369,520)	(8,274,974)
Monetary gain (loss)	4,713,822	2,915,848	(534,673)
Net finance costs / income	(428,147)	(3,433,143)	(3,543,589)
Share of profit of equity accounted investees	316,934	116,101	(20,934)
Profit before income tax	2,559,452	4,902,901	5,428,208
Income tax expense	1,615,297	(572,320)	(919,742)
Profit for the year	4,174,749	4,330,581	4,508,466
Profit for the year is attributable to:
Owners of the Company	4,175,708	4,330,466	4,502,823
Non-controlling interests	(959)	115	5,643
Profit for the year	₺ 4,174,749	₺ 4,330,581	₺ 4,508,466
Basic earnings per share for profit attributable to owners of the Company (in full TL)	₺ 1.9	₺ 2.0	₺ 2.1
Diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 1.9	₺ 2.0	₺ 2.1